Investment In Morgan Stanley (Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley) (Details) (JPY ¥)
In Millions, except Per Share data, unless otherwise specified
	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale	¥ 56,257,325		¥ 54,329,881
Other assets	8,056,552		5,321,120
Other liabilities	9,317,953		4,841,981
Retained earnings-Unappropriated retained earnings	351,360		254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(732,554)		(628,661)
Interest income-Investment securities	345,662	248,331
Equity in losses of equity method investees	(515,403)	(44,661)
Other non-interest income	77,521	81,640
Income tax expense	198,806	369,996
Net income attributable to Mitsubishi UFJ Financial Group	190,964	582,870
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.87	¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.82	¥ 40.31
Morgan Stanley [Member]
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale			54,329,881
Other assets			5,321,120
Other liabilities			4,841,981
Retained earnings-Unappropriated retained earnings			254,103
Accumulated other changes in equity from nonowner sources, net of taxes			(628,661)
Interest income-Investment securities		248,331
Equity in losses of equity method investees		(44,661)
Other non-interest income		81,640
Income tax expense		369,996
Net income attributable to Mitsubishi UFJ Financial Group		582,870
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.31
Morgan Stanley [Member] | As Previously Reported [Member]
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale			54,435,634
Other assets			5,226,412
Other liabilities			4,844,901
Retained earnings-Unappropriated retained earnings			254,411
Accumulated other changes in equity from nonowner sources, net of taxes			(620,844)
Interest income-Investment securities		248,745
Equity in losses of equity method investees		(21,223)
Other non-interest income		72,389
Income tax expense		375,936
Net income attributable to Mitsubishi UFJ Financial Group		¥ 591,531
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 41.01
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.92